Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	December 31,
	2020	2019	2018
Numerator
Net loss	$(96,322)	$(53,909)	$(33,283)
Net loss attributable to ordinary shareholders—basic and diluted	$(96,322)	$(53,909)	$(33,283)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	14,152,843	6,347,818	4,621,495
Net loss per share—basic and diluted	$(6.81)	$(8.49)	$(7.20)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2020, 2019 and 2018 because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019	2018
Series A preferred shares	—	34,840,000	34,840,000
Series B preferred shares	—	58,933,333	20,800,034
Series C preferred shares	—	12,307,692	—
Warrants to purchase ordinary shares	—	721,120	721,120
Unvested ordinary shares	207,310	7,406,401	3,305,779
Stock options	3,687,086	—	—
Restricted stock units	2,500	—	—
Total	3,896,896	114,208,546	59,666,933